Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WELLS GARDNER ELECTRONICS CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		11,664,000
Entity Public Float		$ 24,961,000
Amendment Flag	false
Entity Central Index Key	0000105608
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 221	$ 29
Accounts receivable, net of allowances of $206 in 2011 and $256 in 2010	6,363	4,761
Accounts receivable, subcontractor	4,132	2,956
Inventory	9,109	8,600
Prepaid expenses & other assets	510	676
Total current assets	20,335	17,022
Property, Plant & Equipment (at cost):
Leasehold improvements	533	533
Machinery, equipment & software	8,797	8,759
less: Accumulated depreciation & amortization	(9,073)	(8,871)
Property, plant & equipment, net	257	421
Other Assets:
Deferred tax asset, net	471	177
Goodwill	1,329	1,329
Total other assets	1,800	1,506
Total Assets	22,392	18,949
Current Liabilities:
Accounts payable	785	878
Accounts payable, subcontractor	3,687	1,165
Accrued expenses	1,300	892
Total current liabilities	5,772	2,935
Long-Term Liabilities:
Note payable	1,059	565
Total long-term liabilities	1,059	565
Total Liabilities	6,831	3,500
Shareholders' Equity:
Common shares: $1 par value; 25,000,000 shares authorized; 11,594,501 shares issued and outstanding at December 31, 2011 11,537,630 shares issued and outstanding at December 31, 2010	11,595	10,988
Capital in excess of par value	5,050	5,515
Accumulated deficit	(889)	(916)
Unearned compensation	(195)	(138)
Total Shareholders' Equity	15,561	15,449
Total Liabilities & Shareholders’ Equity	$ 22,392	$ 18,949

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowances (in Dollars)	$ 206	$ 256
Common stock, shares authorized	25,000,000	25,000,000
Common stock, par value (in Dollars per share)	$ 1	$ 1
Common stock, shares issued	11,594,501	11,537,630
Common stock, shares outstanding	11,594,501	11,537,630

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 42,894	$ 45,704	$ 52,526
Cost of sales	34,903	37,308	43,378
Gross margin	7,991	8,396	9,148
Engineering, selling & administrative	8,137	8,033	7,771
Operating (loss) earnings	(146)	363	1,377
Other expense (income):
Interest	120	184	213
Joint Venture income	0	0	(1)
Other (income) expense	0	(5)	170
(Loss) earnings before income tax	(266)	184	995
Income tax (benefit) expense	(294)	(6)	(102)
Net earnings	$ 28	$ 190	$ 1,097
Basic net earnings per common share (in Dollars per share)	$ 0	$ 0.02	$ 0.1
Diluted net earnings per common share (in Dollars per share)	$ 0	$ 0.02	$ 0.1
Basic common weighted shares outstanding (in Shares)	11,591,681	11,532,134	11,484,777
Diluted common weighted shares outstanding (in Shares)	11,598,536	11,538,923	11,484,777

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Deferred Compensation, Share-based Payments [Member]	Total
Balance at Dec. 31, 2008	$ 10,349	$ 6,007	$ (2,204)	$ (171)	$ 13,981
Net earnings			1,097		1,097
Issuance / forfeiture of stock awards (net)	72	(39)		(33)	0
Amortization of unearned compensation				83	83
Balance at Dec. 31, 2009	10,421	5,968	(1,107)	(121)	15,162
Net earnings			190		190
Stock dividend issued	523	(523)			0
Issuance / forfeiture of stock awards (net)	32	57		(89)	0
Stock options exercised	12	12			24
Amortization of unearned compensation				72	72
Balance at Dec. 31, 2010	10,988	5,515	(916)	(137)	15,449
Net earnings			28		28
Stock dividend issued	552	(552)			0
Issuance / forfeiture of stock awards (net)	50	86		(136)	0
Stock options exercised	4	2			6
Amortization of unearned compensation				78	78
Balance at Dec. 31, 2011	$ 11,595	$ 5,050	$ (889)	$ (195)	$ 15,561

Condensed Consolidated Statements of Cash Flows (unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net earnings	$ 28	$ 190	$ 1,097
Adjustments to reconcile net earnings to net cash (used in) provided by operating activities:
Depreciation and amortization	207	134	268
Bad debt expense (recoveries)	(18)	26	101
Amortization of unearned compensation	78	72	84
Share of earnings of joint venture	0	0	(1)
Deferred income tax	(294)	0	(122)
Changes in current assets & liabilities:
Accounts receivable, net	(1,584)	2,361	(960)
Inventory	(509)	(591)	3,778
Prepaid expenses & other	166	403	(167)
Accounts payable, net	(93)	(467)	(449)
Due to/from subcontractor	1,346	49	(851)
Accrued expenses	408	(401)	227
Net cash (used in) provided by operating activities	(265)	1,776	3,005
Cash flows used in investing activities:
Capital dividend from Joint Venture	0	0	9
Additions to property, plant & equipment, net	(43)	(290)	(60)
Net cash used in investing activities	(43)	(290)	(51)
Cash flows from financing activities:
Borrowings (Repayments) from note payable	494	(1,613)	(3,007)
Proceeds from stock issued, options exercised & employee stock purchase plan	6	25	0
Net cash provided by (used in) financing activities	500	(1,588)	(3,007)
Net increase (decrease) in cash	192	(102)	(53)
Cash at beginning of year	29	131	184
Cash at end of year	221	29	131
Supplemental cash flows disclosure:
Income taxes paid	6	0	0
Interest paid	$ 120	$ 184	$ 213

Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2011
Nature of Operations [Text Block]
Note 1. DESCRIPTION OF THE BUSINESS

Wells-Gardner Electronics Corporation is a global distributor and manufacturer of liquid crystal display (LCD), video monitors and other related distribution products for a variety of markets including, but not limited to, gaming machine manufacturers, casinos, coin-operated video game manufacturers and other display integrators. The Company’s primary business is the distribution, design, manufacture, assembly, service and marketing of color LCD video monitors, gaming supplies and other components, with facilities in the United States and manufacturing subcontract relationships with two separate Taiwanese electronics companies to manufacture LCD video displays in China.  The Company is also a licensed distributor of video gaming terminals in Illinois.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The financial statements of the Company include the accounts of Wells-Gardner Electronics Corporation and its wholly-owned subsidiary, American Gaming & Electronics, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

Management Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP USA) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses, during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

In general, the Company recognizes revenue when the following criteria are met: evidence of an arrangement between the Company and its customer exists, shipment has occurred or services have been rendered, the sales price is fixed and determinable and collectibility is reasonably assured.  Generally, these terms are met upon shipment.

Financial Instruments

The fair value of the Company’s financial instruments does not materially vary from the carrying value of such instruments.

Receivables

Receivables are carried at original invoice or closing statement amount less estimates made for doubtful receivables. Management determines the allowances for doubtful accounts by reviewing and identifying troubled accounts on a monthly basis and by using historical experience applied to an aging of accounts. A receivable is considered to be past due if any portion of the receivable balance is outstanding past terms which are normally 30 to 60 days. Receivables are written off when deemed uncollectible. Recoveries of receivables previously written off are recorded when received.

Inventory Obsolescence & Costing Methods

The Company uses a standard cost method to value inventory. Standard cost is the expected cost of producing a good or service under normal conditions. The standard cost method used approximates the lower of cost (first-in, first-out) or market within a reasonable allowance.  The Company provides an allowance for estimated obsolete or excess inventory based on assumptions about future demands for its products.

Provision for Warranty

The Company offers certain warranties on its products and has a provision for estimated future charges incurred in connection with in-warranty repairs and services. This provision is based on historical actual repairs. If the actual charges incurred exceed management’s estimates, operating results could be impacted.

Property, Plant & Equipment

Property, plant and equipment are stated at cost and are depreciated and amortized for financial reporting purposes over the estimated useful lives on a straight-line basis as follows: machinery & equipment - five to fifteen years and leasehold improvements - shorter of lease term or estimated useful life.

Internal Use Software

Certain costs incurred in the planning and development stage of internal use computer software projects are expensed, while costs incurred during the application development stage are capitalized. Capitalized software costs are amortized over the expected economic life of the software of three to seven years. Total capitalized costs as of December 31, 2011 and 2010 were $1.8 million and are included in property, plant & equipment on the face of the balance sheets. During the years ended December 31, 2011, 2010 and 2009, amortization expense related to the capitalized software was $21,000, $15,000 and $12,000, respectively.

Goodwill

The Company accounts for its goodwill resulting from its purchase of American Gaming and Electronics, Inc. in conformity with GAAP USA. GAAP USA requires that goodwill not be amortized, but instead be tested for impairment at least annually, which the Company does annually in the fourth quarter. The Company determined that there was no impairment of goodwill in 2011 and 2010 by utilization of a discounted cash flow analysis.

Engineering Research & Development

Engineering research and development costs for the years ended December 31, 2011, 2010 and 2009 were approximately $1,502,000, $1,440,000, and $1,344,000, respectively, which were 3.5%, 3.2%, and 2.6% of annual sales, respectively. These costs are recorded in engineering, selling & administrative expenses on the consolidated statement of operations.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts and the tax basis of existing assets and liabilities. The Company records a valuation allowance to reduce deferred tax assets to an amount for which realization is more likely than not.

Earnings Per Share

Basic earnings per share is based on the weighted-average number of common shares outstanding whereas diluted earnings per share includes the dilutive effect of unexercised common stock options and warrants. Potentially dilutive securities are excluded from diluted earnings per share calculations for periods with a net loss. For all periods reported, earnings per share have been retroactively restated to reflect the stock dividends issued in 2011 and 2010.

Stock Based Compensation

At December 31, 2011, the Company has two stock-based compensation plans, which are described more fully in Note 5. The Company accounts for these plans under the recognition and measurement principles of GAAP USA.

Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued.

Recently Issued Accounting Pronouncements

In September 2011, the FASB issued guidance providing the option to first assess qualitative factors, such as macroeconomic conditions and industry and market considerations, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If impairment is indicated by the qualitative assessment, then it is necessary to perform the two-step goodwill impairment test.  If the option is not elected, the guidance requiring the two-step goodwill impairment test in unchanged.  The new guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted.  The impact of adoption is not expected to be material to the company’s results of operations or financial position.

Note 3 - Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 3. INVENTORY

Net inventory, which includes a valuation reserve of $1,557, $1,787 and $2,549 in 2011, 2010 and 2009, respectively, consisted of the following components:

	December 31,
(in $000's)	2011	2010	2009
Raw materials	$2,815	$3,097	$3,112
Intransit finished goods	$1,379	$948	$1,116
Finished goods	$4,915	$4,555	$3,780
Total	$9,109	$8,600	$8,008

Note 4 - Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
Note 4. DEBT

On March 04, 2011, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank to August 21, 2014.  The amended credit agreement is a $12 million revolving credit facility.  The amended credit facility has an interest rate of three month LIBOR plus 375 basis points, plus other fees including annual maintenance and exam fees.  Substantially all assets of the Company are secured as collateral for this credit facility and the Company must maintain certain financial covenants including minimum book net worth, minimum net earnings, maximum capital expenditures and maximum compensation increases. The financial covenants were modified for 2011 to account for the investment which the Company is making into the Video Lottery market; however the financial covenants were to have returned to their original state for 2012 through 2014.  All cash dividends must be approved by the bank.  At December 31, 2011 and 2010, the Company had total outstanding bank debt of $1.1 million and $0.6 million, respectively, at a combined average interest rate of 4.25% and 5.3%, respectively. As of December 31, 2011 the Company had availability of $6.2 million in addition to the $1.1 million outstanding. Availability is 85% of eligible accounts receivable and 55% of eligible inventory less outstanding debt. All bank debt was originally due and payable on August 21, 2014.  See Note 13 regarding the subsequent bank amendment.

Note 5 - Stock Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 5. STOCK PLANS

The Company maintains an Incentive Stock Option and Stock Award Plan under which officers and key employees may acquire up to a maximum of 2,155,028 common shares.

Stock Options

Options could be granted through December 31, 2008 at an option price not less than fair market value on the date of grant and are exercisable not earlier than six months nor later than ten years from the date of grant. Options vest over two and three year periods. As of December 31, 2011 and December 31, 2010, there was $0 unamortized expense related to stock options. As of December 31, 2011, three persons held outstanding options and were eligible to participate in the plans. Such options expire on various dates through April 8, 2014.

Under the stock option plans, the exercise price of each option equals the market price of the Company’s stock on the date of grant. For purposes of calculating the compensation cost, consistent with GAAP USA, the fair value of each grant was estimated on the date of grant using the Black-Scholes option-pricing model.  The Company has not issued any Incentive Stock Options since 2004, except for adjustments to previous grants for the 5% dividend declared in subsequent years.  It is the Company’s policy to issue new stock certificates to satisfy stock option exercises.

Stock options exercisable at December 31, 2011, 2010 and 2009 were 30,328, 32,727 and 48,454, respectively.  No options were granted in 2011, 2010 or 2009. The total intrinsic value of options exercised in 2011, 2010 and 2009 were $3,000, $4,000 and $0, respectively. The total cash received in 2011, 2010 and 2009 for the exercise of stock options was $6,000, $24,000 and $0, respectively.

The following table summarizes information about stock options activity for the twelve months ending December 31, 2011:

			Weighted average	Aggregate
		Weighted average	Remaining	Intrinsic
	Options	exercise price	Contractual Life	Value
Outstanding at beginning of year	34,365	$1.79
Granted	0	$-
Forfeited	0	$0
Exercised	(4,037)	$1.48
Outstanding, December 31, 2011	30,328	$1.83	1.2	$5,762

Exercisable, December 31, 2011	30,328	$1.83	1.2	$5,762

Restricted Shares

The employees will earn the restricted shares in exchange for services to be provided to the Company over a three year or five-year vesting period. All shares granted are governed by the Company’s Stock Award Plan, which was approved by shareholders in 2000 and amended in 2009.  The fair value of restricted shares is based on market price on the grant date.  In 2011 and 2010, the Company granted 68,000 and 47,800 restricted shares, respectively, with weighted average grant date fair values of $2.31 and $2.20, respectively. The compensation cost related to the stock awards is expensed on a straight-line basis across the vesting period.  The Company recorded $78,000, $72,000 and $83,000 in related net compensation expense for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, 164,140 restricted shares are outstanding on a dividend adjusted basis. Total unrecognized compensation cost related to unvested stock awards is approximately $195,000 and is expected to be recognized over a weighted average period of 2 years.

The following table summarizes information regarding restricted share activity for the twelve months ending December 31, 2011:

		Weighted average
		Grant Date
	Shares	Fair Value
Unvested at December 31, 2010	152,460	$1.54
Granted	68,000	$2.31
Vested	(41,394)	$0.99
Forfeited	(14,926)	$1.94
Unvested, December 31, 2011	164,140	$1.96

Warrants

On September 23, 2004, the Company completed a $5.5 million private equity placement pursuant to separate agreements for the issuance of 1,216,816 (unadjusted) shares of its common stock, $1.00 par value, to certain institutional investors at a price of $4.52 per share (unadjusted), and issued warrants to those investors which would have allowed them to purchase up to an additional 486,726 (unadjusted) shares of common stock at $6.24 per share (unadjusted). These warrants became exercisable on March 21, 2005 and expired on March 20, 2010 without being exercised.

Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 6. ACCRUED EXPENSES

Accrued expenses consisted of the following items:

	December 31,
(in $000's)	2011	2010
Payroll & related costs	$115	$218
Sales commissions	$90	$61
Warranty provision	$87	$75
Legal / settlement fees	$505	$67
Other accrued expenses	$503	$471
Total	$1,300	$892

Warranty provision roll forward:

	Year Ended December 31,
Warranty provision:	2011	2010
Beginning Balance	$75	$90
Additions	$212	$114
Payments	$(200)	$(129)
Balance at end of year	$87	$75

Note 7 - Significant Customers	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
Note 7. SIGNIFICANT CUSTOMERS

The Company’s largest customer accounted for 22%, 29% and 35% of total revenues in 2011, 2010 and 2009, respectively, and 41% and 24% of total accounts receivable as of December 31, 2011 and December 31, 2010, respectively.   The second largest customer accounted for 16%, 9% and 10% of the total revenue in 2011, 2010 and 2009, respectively, and 14% and 23% of the total accounts receivable as of December 31, 2011 and December 31, 2010, respectively.  The third largest customer accounted for 14%, 10% and 10% of total revenue in 2011, 2010 and 2009. respectively and 9% and 13% of the total accounts receivable as of December 31, 2011 and December 2010 respectively.  The next largest customer accounted for 12%, 21% and 15% of the total revenue in 2011, 2010 and 2009, respectively, and 8% and 10% of the total accounts receivable as of December 31, 2011 and December 2010, respectively.   No other customer accounted for more than 10% of sales in 2011, 2010 or 2009.

Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
Note 8. INCOME TAXES

The effective income tax rates differed from the expected Federal income tax rate (34%) for the following reasons:

(in $000's)	2011	2010	2009
Computed expected tax (benefit) expense	$(91)	$62	$338
State income tax expense, net of Federal tax effect	$(17)	$9	$48
Distribution from Joint Venture	$0	$0	$4
Reduction of valuation allowance (established in prior years)	$(294)	$0	$(122)
Expiration of general business credit carry-forward	$0	$129	$0
Other, net (primarily permanent differences)	$(39)	$(37)	$64
Change in valuation allowance (regarding current year activity)	$147	$(169)	$(434)
Income Tax Benefit	$(294)	$(6)	$(102)

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and as measured by income tax regulations. Temporary differences which gave rise to deferred tax assets and deferred tax liabilities consisted of:

	December 31:
(in $000's)	2011	2010	2009
Deferred tax assets:
Allowance for doubtful accounts	$83	$99	$96
Warranty provision	$35	$29	$35
Inventory reserve	$627	$694	$990
Property, plant, equipment and software, principally depreciation	$126	$94	$87
Net operating loss carry forwards	$2,504	$2,322	$2,118
Alternative minimum tax credit carry forwards	$136	$136	$74
General business credit carry forwards	$0	$0	$129
Other	$85	$60	$52
Total gross deferred tax assets	$3,596	$3,434	$3,581
Less valuation allowance	$(2,697)	$(2,844)	$(3,013)
Total deferred tax assets	$899	$590	$568
Deferred tax liabilities:
Property, plant, equipment and software, principally depreciation	$0	$0	$0
Goodwill	$428	$413	$391
Total deferred tax liabilities	$428	$413	$391
Net deferred taxes	$471	$177	$177

A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company has historically provided a 100% valuation allowance on its net deferred tax benefits.  However, the Company reduced the valuation allowance by $294,000, $0, and $122,000 in the 2011, 2010 and 2009 years, respectively, in order to recognize the portion of deferred tax assets expected to be realized in the near future.  The reduction in the allowance in 2009 represented the Company’s belief that it was more likely than not that a profit would be generated through the end of the succeeding year, which would allow them to use a portion of the current net operating loss carry forwards. The reduction in the allowance in 2011 represented the Company’s belief that it was more likely than not that a profit would be generated over the next twelve to eighteen months due to the addition of video gaming sales beginning in late 2012, which will allow them to use a portion of the current net operating loss carry forward. As of December 31, 2011, the Company has net operating loss carry forwards for Federal income tax purposes of approximately $5,419,000, which are available to offset future Federal taxable income, if any, through 2021. The Company also has alternative minimum tax credit carry forwards of approximately $136,000, which are available to reduce future Federal regular income taxes, if any, over an indefinite period.  No unrecognized tax benefits are set to expire in the next twelve months that may have an impact upon the Company’s effective tax rate.

The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions.  The tax years 2008, 2009, 2010 and 2011 remain open to examinations.  Our policy is to recognize interest and penalties related to uncertain tax positions in income tax expense.  During the twelve months ended December 31, 2011, the Company did not recognize expense for interest or penalties related to income tax, and does not have any amounts accrued at December 31, 2011, as the Company does not believe it has taken any uncertain tax positions.

Note 9 - Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
Note 9. EARNINGS PER SHARE

During 2011 and 2010, the Company issued a five percent (5%) stock dividend payable to all common stock shareholders. The stock dividend resulted in the issuance of 552,259 and 522,765 additional common shares in 2011 and 2010, respectively. All reported earnings per share disclosures have been retroactively restated to reflect this dividend. The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per common share for the years ended December 31:

(in $000's except for per share data)	2011	2010	2009
Basic earnings per common share:
Net earnings	$28	$190	$1,097

Weighted-average common shares outstanding	11,592	11,532	11,485

Basic net earnings per common share	$0.00	$0.02	$0.10

Diluted earnings per common share:
Net earnings	$28	$190	$1,097

Weighted-average common shares outstanding	11,592	11,532	11,485
Add: Effect of dilutive stock options	7	6	0
Adjusted weighted-average common shares outstanding	11,599	11,538	11,485

Diluted net earnings per common share	$0.00	$0.02	$0.010

As of December 31, 2011, 2010 and 2009, there were 0, 0 and 591,554, respectively, warrants outstanding to purchase common stock at $5.13.  These warrants were anti-dilutive and excluded from the diluted earnings per share. For the year ended December 31, 2011, 2010 and 2009, there were 7,573, 7,212 and 48,454 options, respectively, which were anti-dilutive and excluded from the diluted earnings per share calculation.

Note 10 - Related Party	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
Note 10. RELATED PARTY

In December 2009, the Company engaged a law firm to provide legal services to the Company which employed as an associate a family member of the Company’s President and Chief Executive Officer.  Total fees paid to this firm were approximately $382,000, $313,000 and $13,000 in 2011, 2010 and 2009, respectively.  The amount due to the firm included in accounts payable was $0 and $35,000 as of December 31, 2011 and 2010, respectively.

Note 11 - Lease Commitments	12 Months Ended
Dec. 31, 2011
Leases of Lessee Disclosure [Text Block]
Note 11. LEASE COMMITMENTS

The Company leases certain buildings, data processing and other equipment under operating lease agreements expiring through the year 2016. The future minimum lease payments required under operating leases are as follows:

Years ending
December 31	(in $000's)
2012	$707
2013	$273
2014	$84
2015	$39
2016	$3
Thereafter	$3
$1,109

Rent expense related to operating leases was approximately $758,000, $796,000 and $808,000 during the years ended December 31, 2011, 2010 and 2009, respectively.

Note 12 - Other Expense / Income	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense Disclosure [Text Block]	Note 12. OTHER EXPENSE / INCOME Other expense in 2009 of $170,000 was primarily due to sales tax audits relating to prior years.

Note 13 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
Note 13.  SUBSEQUENT EVENTS

On March 05, 2012, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank one year to August 21, 2015.  The total credit line of $12 million, the interest rate of three month Libor plus 375 basis points, and the annual maintenance fees remained the same.  The amendment includes a waiver for the fourth quarter 2011 minimum book net worth and minimum net earnings covenants and eliminated the book net worth covenant for future periods.  The financial covenants for the first three quarters 2012 were modified to account for the investment which the Company is making into the Video Gaming Terminal market with the year end 2012 covenants remaining the same.  The amendment also increased the year end minimum earnings covenant to $300,000 for 2013 and 2014, and raised the capital expenditure limit to $400,000 per year for 2013, 2014 and 2015.

On January 27, 2012 the Company signed a Settlement Agreement and Mutual Release with Dimension Technologies, Inc (“DTI”) that settles all disputes and arbitration to the parties’ satisfaction. The Company had terminated a Licensing Agreement with DTI dated November 11, 2008 effective October 27, 2010, following the expiration of a 90-day notice period.  DTI subsequently filed an Arbitration Demand on the Company referencing a breach of the Licensing Agreement as well as misrepresentation, conversion and unfair competition relative to the Company’s alleged use of DTI’s proprietary technology and business information and referenced a claim in the amount of $5,000,000.  In December 2011, DTI suggested the arbitration go to mediation.  A mutually convenient date of January 19, 2012 was set for mediation.  During mediation, a significantly lower settlement agreement was reached, the terms of which are confidential. All expenses associated with the settlement agreement have been recorded in the December 31, 2011 financial statements.

Note 14 - Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
Note 14. UNAUDITED QUARTERLY FINANCIAL DATA

Selected quarterly data for 2011 and 2010 are as follows:

	2011
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$10,807	$13,150	$9,759	$9,178
Gross margin	$1,917	$2,684	$1,759	$1,631
Net earnings (loss)	$(240)	$600	$(152)	$(180)
Basic net earnings (loss) per share	$(0.02)	$0.05	$(0.01)	$(0.02)
Diluted net earnings (loss) per share	$(0.02)	$0.05	$(0.01)	$(0.02)

	2010
(in $000's except per share data)	First	Second	Third	Fourth
Net sales	$11,576	$15,388	$11,031	$7,709
Gross margin	$2,142	$2,820	$1,961	$1,473
Net earnings (loss)	$105	$441	$(176)	$(180)
Basic net earnings (loss) per share	$0.01	$0.04	$(0.02)	$(0.02)
Diluted net earnings (loss) per share	$0.01	$0.04	$(0.02)	$(0.02)

Schedule II - Unaudited Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]	SCHEDULE II
UNAUDITED VALUATION AND QUALIFYING ACCOUNTS (in $000’s)

	Year Ended December 31,
ALLOWANCE FOR DOUBTFUL ACCOUNTS	2011	2010	2009
Beginning balance	$256	$248	$160
Additions charged to expense	$(18)	$26	$101
Deductions	$(32)	$(18)	$(13)
Balance at end of year	$206	$256	$248

INVENTORY OBSOLESCENCE RESERVE:
Beginning balance	$1,787	$2,549	$2,734
Additions charged to expense	$778	$1,167	$970
Deductions	$(1,008)	$(1,929)	$(1,155)
Balance at end of year	$1,557	$1,787	$2,549

DEFERRED TAX ASSET VALUATION ALLOWANCE:
Beginning balance	$2,844	$3,013	$3,569
Additions charged (credited to) to expense	$(147)	$(169)	$(556)
Balance at end of year	$2,697	$2,844	$3,013

WARRANTY RESERVE:
Beginning balance	$75	$90	$183
Additions	$212	$114	$160
Payments	$(200)	$(129)	$(253)
Balance at end of year	$87	$75	$90